Note 15 - Warehouse Credit Facilities - Mortgage Warehouse Credit Facilities (Details) (Parentheticals) - Warehouse Credit Facilities [Member] - Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate [Member]
12 Months Ended
Dec. 31, 2023
Facility A [Member]
Basis spread	1.40%
Facility B [Member]
Basis spread	1.45%
Facility C [Member]
Basis spread	1.60%